UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			 	       Washington, D.C. 20549

					FORM 13F

				 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.): 	[   ]  is a restatement.
				   	[   ]  adds new holdings entries/

Institutional Investment Manager Filing this Report:

Name:	Financial Partners Capital Management, Inc.
	590 Madison Avenue
	New York, NY 10022

13F File Number: 28-___________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Alison Davis
Title:	Office Manager
Phone:	212-409-2111
Signature, Place, and Date of Signing:

Alison Davis,  New York, New York    February 6, 2001

Report Type 	(Check only one.):

[  X  ]		13F HOLDINGS REPORT.

[       ]		13F NOTICE.

[       ]		13F COMBINATION REPORT>

List of Other Managers Reporting for this Manager:	0


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

				FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		             73

Form 13F Information Table Value Total:		     192706

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner Inc. N/C       COM              02364J104      284     8150 SH       SOLE                                       8150
Abbott Laboratories            COM              002824100      562    11600 SH       SOLE                                      11600
Ambac, Inc.                    COM              023139108      280     4800 SH       SOLE                                       4800
American Home Products         COM              026609107     3268    51430 SH       SOLE                                      51430
American International Group   COM              026874107     6076    61643 SH       SOLE                                      61643
Applied Materials Inc.         COM              038222105     3222    84375 SH       SOLE                                      84375
Automatic Data Processing      COM              053015103      927    14642 SH       SOLE                                      14642
Avalonbay Communities, Inc. SB COM              053373106      411     8199 SH       SOLE                                       8199
Avnet, Inc.                    COM                            1811    84250 SH       SOLE                                      84250
Bank of New York               COM              064057102     3311    60000 SH       SOLE                                      60000
Bellsouth Corp.                COM              079860102      274     6700 SH       SOLE                                       6700
Bristol-Myers Squibb           COM              110122108      926    12530 SH       SOLE                                      12530
Cisco Systems                  COM              17275R102    11169   291992 SH       SOLE                                     291992
Citigroup Inc.                 COM              172967101     2065    40432 SH       SOLE                                      40432
Coca-Cola Co.                  COM              191216100      774    12700 SH       SOLE                                      12700
Costco Wholesale Corp.         COM              22160q102     2496    62490 SH       SOLE                                      62490
Cox Communications, Inc.       COM              224044107     3475    74625 SH       SOLE                                      74625
EMC Corp.                      COM              268648102    11871   178515 SH       SOLE                                     178515
Eli Lilly & Co.                COM              532457108      693     7450 SH       SOLE                                       7450
Enron Corp.                    COM                             216     2600 SH       SOLE                                       2600
Equity Residential Properties  COM              29476L107     1410    25496 SH       SOLE                                      25496
Europe Fund, Inc.              COM              29874M103     1965   130975 SH       SOLE                                     130975
Exxon Mobil Corporation        COM              30231G102     2708    31147 SH       SOLE                                      31147
Fannie Mae                     COM              313586109     5733    66090 SH       SOLE                                      66090
First Data Corp.               COM              319963104     6646   126141 SH       SOLE                                     126141
France Growth Fund, Inc.       COM              35177K108      592    56375 SH       SOLE                                      56375
General Electric               COM              369604103     7238   150994 SH       SOLE                                     150994
Gillette Co.                   COM              375766102      242     6700 SH       SOLE                                       6700
Hewlett-Packard                COM              428236103      252     8000 SH       SOLE                                       8000
Home Depot                     COM              437076102     5168   113123 SH       SOLE                                     113123
Infinity Broadcasting Corp. Cl COM              45662S102     1338    47900 SH       SOLE                                      47900
Intel Corp.                    COM              458140100     1316    43774 SH       SOLE                                      43774
International Business Machine COM              459200101      280     3300 SH       SOLE                                       3300
John Hancock Bank & Thrift Opp COM              409735107     1922   216555 SH       SOLE                                     216555
Kansas City Southern Industrie COM              485170104      121    12000 SH       SOLE                                      12000
Kent Electronics Corp.         COM              490553104     1496    90675 SH       SOLE                                      90675
Kimberly-Clark                 COM              494368103      226     3200 SH       SOLE                                       3200
Lincare Holdings               COM              532791100      685    12000 SH       SOLE                                      12000
Manor Care, Inc. (N/C HCR Mano COM              421937103     1781    86350 SH       SOLE                                      86350
Mattell, Inc.                  COM              577081102      952    65915 SH       SOLE                                      65915
McCormick & Co.                COM                            1619    44900 SH       SOLE                                      44900
Merck & Co, Inc.               COM              589331107     5023    53649 SH       SOLE                                      53649
Microsoft Corp.                COM              594918104     4223    97371 SH       SOLE                                      97371
Motorola Inc.                  COM              620076109     4988   246332 SH       SOLE                                     246332
Nortel Networks Corp Hldg      COM                            2519    78575 SH       SOLE                                      78575
North Fork Bancorp, Inc.       COM              659424105      221     9000 SH       SOLE                                       9000
Omnicare, Inc.                 COM              681904108     2735   126475 SH       SOLE                                     126475
Omnicom Group, Inc.            COM              681919106     2074    25020 SH       SOLE                                      25020
Oracle Systems Corp.           COM              68389X105      320    11000 SH       SOLE                                      11000
Pepsico Inc.                   COM              713448108      342     6900 SH       SOLE                                       6900
Pfizer Inc.                    COM              717081103     9882   214832 SH       SOLE                                     214832
Procter & Gamble               COM              742718109     1408    17950 SH       SOLE                                      17950
Qualcomm, Inc.                 COM                            3119    37950 SH       SOLE                                      37950
Quest Diagnostics, Inc.        COM              74834L100     8560    60280 SH       SOLE                                      60280
Royal Dutch Petroleum          COM              780257804      212     3500 SH       SOLE                                       3500
S&P 400 Mid-Cap Dep. Recpt.    COM              595635103     5435    57590 SH       SOLE                                      57590
Schlumberger Ltd.              COM              806857108      683     8540 SH       SOLE                                       8540
Scientific-Atlanta, Inc.       COM              808655104     2277    69938 SH       SOLE                                      69938
Scudder New Asia Fund, Inc.    COM              811183102      101    10800 SH       SOLE                                      10800
Sprint Corp (PCS Group)        COM                            1469    71900 SH       SOLE                                      71900
Stilwell Financial Inc.        COM                            3343    84760 SH       SOLE                                      84760
Symbol Technologies Inc.       COM              871508107     9600   266659 SH       SOLE                                     266659
Target Corp.                   COM              87612E106      310     9600 SH       SOLE                                       9600
Texaco Inc.                    COM              881694103      310     4996 SH       SOLE                                       4996
Texas Instruments, Inc.        COM              882508104     9321   196752 SH       SOLE                                     196752
Time Warner Inc.               COM              887315109     5665   108445 SH       SOLE                                     108445
Tyco International Ltd. NEW    COM                             486     8750 SH       SOLE                                       8750
Veritas Software Corp.         COM                            1568    17925 SH       SOLE                                      17925
Viacom Inc. CL B               COM              925524308     1008    21553 SH       SOLE                                      21553
Vodafone Group (N/C Vodafone A COM              92857T107     3151    87985 SH       SOLE                                      87985
Wal-Mart Stores                COM              931142103     2801    52720 SH       SOLE                                      52720
Williams Cos                   COM              969457100      240     6000 SH       SOLE                                       6000
Worldcom, Inc. (N/C MCI Worldc COM              55268B106     1509   107318 SH       SOLE                                     107318